Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands		USD ($)	CNY (¥)		Issued capital (Note 22) [Member] USD ($)	Issued capital (Note 22) [Member] CNY (¥)	Preference share [member] CNY (¥)	Statutory reserves (Note 24) [Member] USD ($)	Statutory reserves (Note 24) [Member] CNY (¥)	Capital reserves [Member] USD ($)	Capital reserves [Member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Foreign currency translation reserve [member] USD ($)	Foreign currency translation reserve [member] CNY (¥)	Performance shares reserves [member] USD ($)	Performance shares reserves [member] CNY (¥)	Reserve of asset classified as held for sale (Note 6) [Member] CNY (¥)	(Premium paid for)/discount on acquisition of non-controlling interests [member] USD ($)	(Premium paid for)/discount on acquisition of non-controlling interests [member] CNY (¥)	Attributable to the equity holders of the parent [Member] USD ($)	Attributable to the equity holders of the parent [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	Fair Value [member] USD ($)	Fair Value [member] CNY (¥)
Balance (Previously stated [member]) at Dec. 31, 2015			¥ 9,430,069			¥ 1,955,720	¥ 21		¥ 298,221		¥ 30,954		¥ 5,012,934		¥ (60,857)		¥ 15,538			¥ (12,914)		¥ 7,239,617		¥ 2,190,452
Balance (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2015			55,488										42,398									42,398		13,090
Balance at Dec. 31, 2015	[1]		9,485,557			1,955,720	21		298,221		30,954		5,055,332		(60,857)		15,538			(12,914)		7,282,015		2,203,542
Statement [LineItems]
Profit for the year			735,962	[1]									525,177									525,177		210,785
Other comprehensive income for the year, net of tax			36,394	[1]											39,618							39,618		(3,224)
Total comprehensive income for the year			772,356	[1]									525,177		39,618							564,795		207,561
Transactions with owners, recorded directly in equity
Shares issued during the year			103,356			103,356																103,356
Dividends paid to non-controlling interests			(84,450)																					(84,450)
Dividends declared and paid (US$0.85 per share)			(221,549)										(221,549)									(221,549)
Cost of share-based payments (Note 25)			5,301														5,301					5,301
Acquisition of non-controllinginterests			(6,917)																	1,754		1,754		(8,671)
Transfer to statutory reserves									923				(923)
Reserve attributable to asset classified as held for sale															(22,720)			¥ 22,720
Balance at Dec. 31, 2016	[1]		10,053,654			2,059,076	21		299,144		30,954		5,358,037		(43,959)		20,839	22,720		(11,160)		7,735,672		2,317,982
Statement [LineItems]
Profit for the year			1,319,856	[1]									888,809									888,809		431,047
Other comprehensive income for the year, net of tax			(76,523)	[1]											(38,980)			(22,720)				(61,700)		(14,823)
Total comprehensive income for the year			1,243,333	[1]									888,809		(38,980)			¥ (22,720)				827,109		416,224
Transactions with owners, recorded directly in equity
Shares issued during the year			22,062			22,062																22,062
Dividends paid to non-controlling interests			(98,941)																					(98,941)
Dividends declared and paid (US$0.85 per share)			(248,844)										(248,844)									(248,844)
Cost of share-based payments (Note 25)			1,592														1,592					1,592
Exercise of share option			(2,673)														(2,673)					(2,673)
Acquisition of non-controllinginterests			(8,279)								(250)									(381)		(631)		(7,648)
Transfer to statutory reserves									1,882				(1,882)
Balance (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2017			(137,277)																			(104,893)		(32,384)		¥ (104,893)
Balance at Dec. 31, 2017	[1]		10,961,904			2,081,138	21		301,026		30,704		5,996,120		(82,939)		19,758			(11,541)		8,334,287		2,627,617
Statement [LineItems]
Profit for the year		$ 145,647	974,400										695,266									695,266		279,134
Other comprehensive income for the year, net of tax		12,242	81,891												43,724							68,699		13,222		24,945
Total comprehensive income for the year		157,889	1,056,291										695,266		43,724							763,935		292,356		24,945
Transactions with owners, recorded directly in equity
Dividends paid to non-controlling interests			(135,905)																					(135,905)
Dividends declared and paid (US$0.85 per share)		(89,305)	(597,459)										(597,459)									(597,459)
Transfer to statutory reserves									1,378				(1,378)
Conversion of preference shares							¥ (21)															(21)		21
Balance at Dec. 31, 2018		$ 1,666,276	¥ 11,147,554		$ 311,077	¥ 2,081,138		$ 45,202	¥ 302,404	$ 4,590	¥ 30,704	$ 910,681	¥ 6,092,549	$ (5,862)	¥ (39,215)	$ 2,953	¥ 19,758		$ (1,725)	¥ (11,541)	$ 1,254,966	¥ 8,395,849	$ 411,310	¥ 2,751,705	$ (11,950)	¥ (79,948)

[1]	Restated